Contingent liabilities and other commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingent liabilities and other commitments
Schedule of contingent liabilities

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Asset dismantling obligation, discontinued operations	159	149	151
KPN dispute, Netherlands	—	—	222
Total contingent liabilities	159	149	373

Schedule of other contractual commitments

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Commitments, investments	94	89	63
Commitments, other	6,271	6,769	1,489
Total future fees for other contractual commitments	6,365	6,858	1,552